CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($)	Series B redeemable convertible preferred stock Warrant Preferred Stock	Series B redeemable convertible preferred stock Preferred Stock	Series B redeemable convertible preferred stock	Series A redeemable convertible preferred stock ProSomnus Common Holders Preferred Stock	Series A redeemable convertible preferred stock ProSomnus Common Holders	Series A redeemable convertible preferred stock Preferred Stock Convertible Bridge Notes	Series A redeemable convertible preferred stock Preferred Stock	Series A redeemable convertible preferred stock	Class A common stock PIPE Equity Common Stock	Class A common stock PIPE Debt SPA Shares Common Stock	Class A common stock Common Stock	Warrant Additional Paid-In Capital	Warrant	PIPE Equity Additional Paid-In Capital	PIPE Equity	PIPE Debt SPA Shares Additional Paid-In Capital	PIPE Debt SPA Shares	Common Stock	Additional Paid-In Capital Convertible Bridge Notes	Additional Paid-In Capital	Accumulated Deficit	Convertible Bridge Notes	Total
Ending balance at Dec. 31, 2021		$ 12,389,547	$ 12,389,547				$ 26,245,000	$ 26,245,000
Ending balance (in shares) at Dec. 31, 2021		7,288,333	7,288,333				26,245	26,245															7,314,578
Beginning balance at Dec. 31, 2020		$ 12,389,547					$ 26,245,000											$ 2,418		$ 150,421,286	$ (197,671,868)		$ (47,248,164)
Beginning balance (in shares) at Dec. 31, 2020		7,288,333					26,245											24,184,697
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																		$ 38		(38)
Vesting of restricted stock awards (in shares)																		381,689
Stock-based compensation expense								$ 0												4,712			4,712
Net loss																					(5,977,407)		(5,977,407)
Ending balance at Dec. 31, 2021		$ 12,389,547					$ 26,245,000											$ 2,456		150,425,960	(203,649,275)		$ (53,220,859)
Ending balance (in shares) at Dec. 31, 2021		7,288,333					26,245											24,566,386
Ending balance at Dec. 31, 2021		$ 12,389,547	$ 12,389,547				$ 26,245,000	$ 26,245,000
Ending balance (in shares) at Dec. 31, 2021		7,288,333	7,288,333				26,245	26,245															7,314,578
Increase (Decrease) in Stockholders' Equity
Net loss																							$ (299,625)
Ending balance at Dec. 31, 2021		$ 12,389,547					$ 26,245,000											$ 2,456		150,425,960	(203,649,275)		(53,220,859)
Ending balance (in shares) at Dec. 31, 2021		7,288,333					26,245											24,566,386
Ending balance at Mar. 31, 2022		$ 12,389,547					$ 26,245,000
Ending balance (in shares) at Mar. 31, 2022		7,288,333					26,245
Increase (Decrease) in Stockholders' Equity
Vesting of restricted stock awards																		$ 7		(7)
Vesting of restricted stock awards (in shares)																		73,724
Net loss																					(2,980,733)		(2,980,733)
Ending balance at Mar. 31, 2022																		$ 2,463		150,425,953	(206,630,008)		$ (56,201,592)
Ending balance (in shares) at Mar. 31, 2022																		24,640,110
Beginning balance at Dec. 31, 2021		$ 12,389,547	$ 12,389,547				$ 26,245,000	$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2021		7,288,333	7,288,333				26,245	26,245															7,314,578
Beginning balance at Dec. 31, 2021		$ 12,389,547					$ 26,245,000											$ 2,456		150,425,960	(203,649,275)		$ (53,220,859)
Beginning balance (in shares) at Dec. 31, 2021		7,288,333					26,245											24,566,386
Beginning balance at Dec. 31, 2021		$ 12,389,547	$ 12,389,547				$ 26,245,000	$ 26,245,000
Beginning balance (in shares) at Dec. 31, 2021		7,288,333	7,288,333				26,245	26,245															7,314,578
Increase (Decrease) in Temporary Equity
Issuance of stock	$ 16											$ 579,984	$ 579,984						$ 13,080,756			$ 13,080,756
Issuance of stock (in shares)	161,112		161,112	5,945	5,945	13,081
Merger Recapitalization - Preferred		$ (12,389,563)					$ (26,245,000)				$ 721									38,635,975			$ 38,636,696
Merger Recapitalization - Preferred (in shares)		(7,449,445)					(45,271)				7,208,865
Merger Recapitalization - Common (in shares)											4,084,418
Beginning balance at Dec. 31, 2021		$ 12,389,547					$ 26,245,000											$ 2,456		150,425,960	(203,649,275)		(53,220,859)
Beginning balance (in shares) at Dec. 31, 2021		7,288,333					26,245											24,566,386
Increase (Decrease) in Stockholders' Equity
Vesting of early exercised options																		$ 85		2,156,915			2,157,000
Vesting of early exercised options (in shares)																		854,507
Issuance of common stock									$ 183	$ 33				$ 10,249,817	$ 10,250,000	$ 478,834	$ 478,867
Issuance of common stock (in shares)									1,830,133	326,713					1,830,133
Merger Recapitalization - Common											$ 408							$ (2,541)					2,133
Merger Recapitalization - Common (in shares)																		25,420,893
Issuance of Common Stock - services											$ 72									7,159,090			7,159,162
Issuance of Common Stock - services (in shares)											716,223
Issuance costs - ProSomnus Inc.																				(12,640,679)			$ (12,640,679)
Conversion of LAAA Founder Common Stock											$ 105									(105)
Conversion of LAAA Founder Common Stock (in shares)											1,054,390
Issuance of Common Stock - Lakeshore Public Stock Holders											$ 82									(82)
Issuance of Common Stock - Lakeshore Public Stock Holders (in shares)											820,722
Issuance of Warrants																							1,991,503
Assumption of SPAC Assets and Liabilities																				2,242,097			$ 2,242,097
Earn-out liability																				(22,070,000)			(22,070,000)
Stock-based compensation expense								$ 2,145,000															2,156,915
Net loss																					(7,145,320)		(7,145,320)
Ending balance at Dec. 31, 2022											$ 1,604									190,298,562	(210,794,595)		(20,494,429)
Ending balance (in shares) at Dec. 31, 2022											16,041,464
Beginning balance at Mar. 31, 2022		$ 12,389,547					$ 26,245,000
Beginning balance (in shares) at Mar. 31, 2022		7,288,333					26,245
Beginning balance at Mar. 31, 2022																		$ 2,463		150,425,953	(206,630,008)		(56,201,592)
Beginning balance (in shares) at Mar. 31, 2022																		24,640,110
Beginning balance at Dec. 31, 2022											$ 1,604									190,298,562	(210,794,595)		$ (20,494,429)
Beginning balance (in shares) at Dec. 31, 2022											16,041,464
Increase (Decrease) in Stockholders' Equity
Vesting of early exercised options (in shares)																							0
Stock-based compensation expense																				226,135			$ 226,135
Net loss																					(6,892,171)		(6,892,171)
Ending balance at Mar. 31, 2023											$ 1,604									$ 190,524,697	$ (217,686,766)		$ (27,160,465)
Ending balance (in shares) at Mar. 31, 2023											16,041,464